Debt - Summary of Notes Payable to Contractors (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Consolidated Debt [abstract]
Total notes payable to contractors	$ 3,018,063	$ 4,053,577
Less: current portion of notes payable to contractors	1,680,361	2,173,285
Notes payable to contractors (long-term)	$ 1,337,702	$ 1,880,292